SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of financial assets receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounting Policies [Abstract]
Financial assets receivable	¥ 294,733		¥ 998,835
Allowance for credit losses of financial assets receivable	(1,250)		(7,207)
Financial assets receivable, net	¥ 293,483	$ 40,207	¥ 991,628